UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09999

Dryden Core Investment Fund

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:                     973-367-7521

Date of fiscal year end:                             1/31/2008

Date of reporting period:                          7/31/2007

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2007.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table,

Dryden Core Investment Fund	1

Fees and Expenses (continued)

IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund/ Taxable Money Market Series	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,026.90	0.02%	$0.10
Hypothetical	$1,000.00	$1,024.74	0.02%	$0.10

* Series expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2007, and divided by the 365 days in the Series’ fiscal year ending January 31, 2008 (to reflect the six-month period).

Dryden Core Investment Fund/ Short-Term Bond Series	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,018.90	0.02%	$0.10
Hypothetical	$1,000.00	$1,024.70	0.02%	$0.10

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2007, and divided by the 365 days in the Series’ fiscal year ended January 31, 2008 (to reflect the six-month period).

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Portfolio of Investments

as of July 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 11.8%
$178,000	American Express Centurion Bank 5.29%, 12/13/07(a)	$177,996,733
200,000	Bank of America N.A. 5.28%, 8/23/07(a)	200,000,000
150,000	Barclays Bank PLC 5.31%, 8/16/07	150,000,000
255,000	5.32%, 11/26/07	255,000,000
250,000	5.31%, 12/5/07(a)	249,982,067
250,000	BNP Paribas NY 5.31%, 10/11/07	250,000,000
150,000	Branch Banking and Trust Co. 5.34%, 8/13/07	150,000,000
250,000	5.315%, 11/26/07	250,000,000
115,000	5.315%, 11/26/07	115,000,000
300,000	Calyon NY 5.26%, 10/3/07(a)	299,982,068
80,000	First Tennessee Bank NA 5.29%, 8/10/07	80,000,000
88,500	Fortis Bank NY 5.27%, 12/12/07(a)	88,493,590
85,000	Marshall & Ilsley Bank 5.295%, 8/10/07	84,999,895
80,000	National Bank of Canada 5.31%, 10/15/07	80,000,000
180,000	Societe Generale NY 5.265%, 9/21/07(a)	179,993,668
150,000	Suntrust Banks, Inc. 5.265%, 9/14/07(a)	149,996,427

		2,761,444,448

Commercial Paper 53.2%
50,000	Alliance & Leicester PLC, 144A 5.25%, 10/22/07(b)	49,402,083
144,000	Allianz Finance Corp., 144A 5.26%, 9/20/07(b)	142,948,000
30,000	Amsterdam Funding Corp., 144A 5.29%, 8/2/07(b)	29,995,592
90,000	5.28%, 8/3/07(b)	89,973,600
53,000	5.28%, 8/6/07(b)	52,961,133
3,430	5.34%, 8/16/07(b)	3,422,368

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$200,000	5.28%, 8/20/07(b)	$199,442,667
25,000	5.27%, 8/23/07(b)	24,919,486
300,000	Astrazeneca PLC, 144A 5.27%, 8/10/07(b)	299,604,750
199,000	5.28%, 8/20/07(b)	198,445,453
125,000	Australia and New Zealand Banking Group, 144A 5.24%, 10/19/07(b)	123,562,639
20,000	Bank of America Corp. 5.25%, 9/7/07(b)	19,892,083
300,000	5.19%, 9/21/07(b)	297,794,250
100,000	5.265%, 9/24/07(b)	99,210,250
200,000	5.165%, 10/12/07(b)	197,934,000
50,000	5.25%, 10/16/07(b)	49,446,361
225,000	5.16%, 11/7/07(b)	221,839,500
250,000	Barclays US Funding Corp. 5.255%, 10/16/07(b)	247,226,528
76,972	Barton Capital Corp., 144A 5.28%, 8/3/07(b)	76,949,422
190,319	5.275%, 8/10/07(b)	190,067,859
40,853	5.29%, 8/14/07(b)	40,774,959
90,000	5.28%, 8/16/07(b)	89,802,000
102,360	5.27%, 9/6/07(b)	101,820,563
149,514	5.27%, 9/7/07(b)	148,704,174
165,000	5.27%, 9/10/07(b)	164,033,833
315,000	BASF AG, 144A 5.235%, 8/9/07(b)	314,633,550
125,748	Bryant Park Funding LLC, 144A 5.275%, 8/16/07(b)	125,471,616
126,026	5.245%, 8/31/07(b)	125,475,161
25,332	5.25%, 10/17/07(b)	25,047,543
140,000	Cafco LLC, 144A 5.28%, 8/17/07(b)	139,671,067
85,000	5.28%, 8/24/07(b)	84,713,267
100,000	5.27%, 9/11/07(b)	99,399,806
100,000	5.26%, 9/25/07(b)	99,196,389
97,688	Cargill Global Funding PLC, 144A 5.27%, 8/23/07(b)	97,373,085
110,000	5.275%, 8/24/07(b)	109,629,285
100,000	Ciesco LP, 144A 5.29%, 8/16/07(b)	99,779,583
76,000	5.29%, 9/20/07(b)	75,441,611

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$45,000	Citigroup Funding, Inc. 5.235%, 8/14/07(b)	$44,914,931
75,000	5.245%, 8/23/07(b)	74,759,604
110,000	5.245%, 9/6/07(b)	109,423,050
138,000	5.245%, 9/11/07(b)	137,175,661
100,000	5.245%, 9/13/07(b)	99,373,514
150,000	5.245%, 9/14/07(b)	149,038,417
200,000	5.265%, 9/20/07(b)	198,537,500
95,000	5.265%, 9/21/07(b)	94,291,419
20,000	5.265%, 9/25/07(b)	19,839,125
50,000	5.25%, 10/16/07(b)	49,445,833
162,550	5.25%, 10/23/07(b)	160,582,468
33,950	Deere (John) Capital Corp., 144A 5.27%, 9/6/07(b)	33,771,084
20,915	5.26%, 9/18/07(b)	20,768,316
100,000	Deutsche Bank Financial., Inc. 5.205%, 8/13/07(b)	99,826,500
100,000	Edison Asset Securitization LLC, 144A 5.20%, 10/29/07(b)	98,714,444
65,000	Falcon Asset Securitization Corp., 144A 5.285%, 8/2/07(b)	64,990,458
110,000	5.28%, 8/8/07(b)	109,887,067
52,142	5.25%, 8/29/07(b)	51,929,087
101,990	5.26%, 8/10/07(b)	101,855,883
71,000	5.30%, 8/24/07(b)	70,759,586
	General Electric Capital Corp.
100,000	5.20%, 8/13/07(b)	99,826,667
200,000	5.24%, 10/22/07(b)	197,612,889
425,000	5.24%, 10/26/07(b)	419,679,943
125,000	5.19%, 12/3/07(b)	122,765,417
	Goldman Sachs Group, Inc.
200,000	5.175%, 10/16/07(b)	197,815,000
	Greenwich Capital Holdings
100,000	5.175%, 12/4/07(b)	98,203,125
	Hewlett-Packard Co., 144A
80,000	5.29%, 8/2/07(b)	79,988,244
	ING America Insurance Holdings, Inc.
50,000	5.23%, 8/2/07(b)	49,992,736
50,000	5.245%, 8/28/07(b)	49,803,313
75,000	5.245%, 8/31/07(b)	74,672,188
50,000	5.25%, 10/15/07(b)	49,453,125
50,000	5.25%, 10/22/07(b)	49,402,083

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Irish Life & Permanent PLC, 144A
$40,267	5.19%, 8/15/07(b)	$40,185,728
31,000	5.19%, 8/16/07(b)	30,932,963
75,000	5.245%, 10/29/07(b)	74,027,490
	Jupiter Securitization Corp., 144A
67,018	5.28%, 8/3/07(b)	66,998,341
10,000	5.30%, 8/6/07(b)	9,992,639
40,352	5.30%, 8/7/07(b)	40,316,356
50,000	5.285%, 8/8/07(b)	49,948,618
15,000	5.28%, 8/10/07(b)	14,980,200
77,248	5.27%, 9/5/07(b)	76,852,211
80,000	Long Lane Master Trust, 144A 5.30%, 8/27/07(b)	79,693,778
50,000	Nestle Capital Corp., 144A 5.175%, 8/10/07(b)	49,935,313
73,515	NYALA Funding LLC, 144A 5.25%, 8/15/07(b)	73,364,907
169,000	5.26%, 10/15/07(b)	167,148,042
50,856	Old Line Funding Corp., 144A 5.29%, 8/9/07(b)	50,796,216
55,000	Park Granada LLC, 144A 5.295%, 8/9/07(b)	54,935,283
420,000	5.285%, 8/10/07(b)	419,444,994
26,000	5.29%, 8/10/07(b)	25,965,615
119,000	Prudential PLC, 144A 5.26%, 9/20/07(b)	118,130,639
190,000	5.26%, 9/24/07(b)	188,500,450
165,000	San Paolo IMI US Financial Co. 5.25%, 8/8/07(b)	164,831,562
	Sheffield Receivables Corp.,
87,400	5.29%, 8/2/07(b), 144A	87,387,157
169,600	5.29%, 8/3/07(b)	169,550,156
76,132	5.28%, 8/14/07(b), 144A	75,986,842
80,786	5.28%, 8/22/07(b), 144A	80,537,179
109,000	5.28%, 8/23/07(b), 144A	108,648,293
160,000	Societe Generale N.A. 5.182%, 11/13/07(b)	157,604,764
13,538	St. George Bank Ltd., 144A 5.275%, 9/11/07(b)	13,456,669
97,300	Swedbank Mortgage AB, 5.31%, 8/7/07(b)	97,213,890
100,000	5.22%, 8/13/07(b), 144A	99,826,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$125,000	5.24%, 8/21/07(b)	$124,636,111
150,000	5.15%, 9/13/07(b)	149,077,292
300,000	5.19%, 10/10/07(b)	296,972,500
91,775	Swiss Re Financial Product, 144A 5.25%, 10/18/07(b)	90,731,059
128,000	5.25%, 10/26/07(b)	126,394,667
82,000	5.20%, 1/25/08(b)	79,903,533
75,000	Toyota Motor Credit Corp. 5.20%, 8/3/07(b)	74,978,333
48,156	Tulip Funding Corp., 144A 5.31%, 8/6/07(b)	48,120,485
63,060	5.31%, 8/30/07(b)	62,790,261
160,000	UBS Finance Delaware LLC 5.115%, 12/10/07(b)	157,021,933
38,882	United Technologies Corp., 144A 5.275%, 8/23/07(b)	38,756,660
145,000	Westpac Banking Corp., 144A 5.18%, 10/16/07(b)	143,414,344
109,000	Windmill Funding Corp., 144A 5.29%, 8/2/07(b)	108,983,994
85,000	5.28%, 8/3/07(b)	84,975,067
40,700	5.28%, 8/7/07(b)	40,664,184
30,800	5.28%, 8/9/07(b)	30,763,861
80,000	5.275%, 8/15/07(b)	79,835,889
35,000	5.265%, 8/23/07(b)	34,887,388
100,000	5.29%, 8/24/07(b)	99,662,028
50,000	5.275%, 8/31/07(b)	49,780,208

		12,444,646,285

Loan Participations 0.7%
102,000	American Honda Finance Corp. 5.30%, 8/21/07(d)	102,000,000
64,510	Cargill Global Funding PLC 5.32%, 8/17/07(d)	64,510,000

		166,510,000

Municipal Bonds 0.1%
23,055	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3 5.33%, 8/01/07(c)	23,055,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 31.6%
$129,000	American Express Credit Corp., M.T.N. 5.42%, 3/5/08(a)	$129,009,335
530,000	Australia & New Zealand Banking Group Ltd., M.T.N., 144A 5.33%, 7/3/08(a)	530,000,000
450,000	Banco Espanol De Credito, M.T.N. 144A 5.35%, 7/18/08(a)	450,000,000
	BMW US Capital LLC, 144A
50,000	5.30%, 8/5/08(a)	50,000,000
	Caja Madrid Ahorros
153,000	5.36%, 8/12/08(a)	153,000,000
110,000	Caterpillar Financial Services Corp., M.T.N. 5.29%, 6/8/08(a)	110,000,000
3,200	Citigroup, Inc. 3.50%, 2/1/08	3,170,959
25,000	General Electric Capital Corp., M.T.N. 5.445%, 10/17/07(a)	25,000,000
11,355	5.42%, 4/15/08(a)	11,362,376
195,000	5.41%, 5/19/08(a)	195,137,244
125,000 22,000	Genworth Life Insurance Co. 5.40%, 8/15/08(d)(e) (cost $125,000,000; date purchased 7/16/07) 5.40%, 8/22/08(d)(e) (cost $22,000,000; date purchased 7/24/07)	125,000,000 22,000,000
50,000	HBOS Treasury Services PLC, M.T.N., 144A 5.31%, 8/6/08(a)	49,998,872
480,000	5.29%, 8/7/08(a)	480,000,000
45,000	HSBC Finance Corp., M.T.N. 5.40%, 10/4/07(a)	45,005,737
324,000	5.33%, 8/6/08(a)	324,000,000
100,000	HSBC USA, Inc., M.T.N. 5.32%, 8/15/08(a)	100,000,000
452,000	ING Verzekeringen NV, M.T.N., 144A 5.29%, 8/4/08(a)	452,000,000
218,000	Irish Life and Permanent PLC, M.T.N., 144A 5.36%, 8/20/08(a)	217,994,357
340,000	JPMorgan Chase & Co., M.T.N. 5.31%, 8/1/08(a)	340,000,000
229,000	5.30%, 8/11/08(a)	229,000,000
96,000	Kommunalkredit Austria AG, 144A 5.34%, 8/22/08(a)	96,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$170,000	Merrill Lynch & Co., Inc., M.T.N. 5.40%, 8/1/08(a)	$170,000,000
170,000	5.30%, 8/15/08(a)	170,000,000
59,000	Metlife Insurance Company of Connecticut 5.42%, 2/23/08(d)(e) (cost $59,000,000; date purchased 2/23/07)	59,000,000
99,000	5.37%, 7/7/08(d)(e) (cost $99,000,000; date purchased 7/9/07)	99,000,000
108,000 63,000	Metropolitan Life Insurance Co. 5.38%, 10/01/07(d)(e) (cost $108,000,000; date purchased 10/02/06) 5.42%, 2/1/08(d)(e) (cost $63,000,000; date purchased 2/1/07)	108,000,000 63,000,000

131,500	Morgan Stanley 5.39%, 4/25/08(a) M.T.N.	131,553,312
144,000	5.36%, 8/1/08(a) M.T.N.	144,000,000
200,000	5.40%, 8/1/08(a) M.T.N.	200,000,000
19,000	5.38%, 8/13/08(a)	19,005,993
177,000	5.41%, 8/26/08(a) M.T.N.	177,000,000
75,000	National Australia Bank Ltd., 144A 5.31%, 8/6/08(a)	75,007,117
	National City Bank of Cleveland, M.T.N.
95,450	5.41%, 1/10/08(a)	95,483,793
58,000	5.34%, 1/25/08(a)	58,004,112
66,000	5.37%, 2/7/08(a)	66,028,338
200,000	5.35%, 2/13/08(a)	200,026,064
15,000	5.35%, 3/25/08(a)	15,002,336
32,000	National City Bank of Indiana, M.T.N. 5.41%, 5/6/08(a)	32,020,763
50,000	5.395%, 5/13/08(a)	50,024,266
50,000	Nationwide Building Society, 144A 5.44%, 7/28/08(a)	50,012,370
160,000	Nordea Bank AB, 144A 5.31%, 8/8/08(a)	160,000,000
197,000	5.33%, 8/11/08(a)	197,000,000
262,200	Skandinaviska Enskilda Banken AB, 144A 5.34%, 8/15/08(a)	262,200,000
20,500	Suntrust Bank Atlanta 5.44%, 4/2/08(a)	20,516,041
190,000	US Bank N.A., M.T.N. 5.39%, 9/10/07(a)	190,014,370

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$340,000	Wells Fargo & Co. 5.33%, 8/1/08(a)	$340,000,000
89,000	Westpac Banking Corp., M.T.N. 5.42%, 7/11/08(a)	89,000,315

		7,378,578,070

Time Deposits 1.5%
75,000	Manufacturers and Traders Trust 5.375%, 8/1/07	75,000,000
265,845	PNC Bank National Association 5.31%, 8/1/07	265,845,000

		340,845,000

Repurchase Agreement 1.0%
232,253	Greenwich Capital Market, 5.31%, dated 7/31/07, due 8/1/07 in amount of 232,287,257 (cost $232,253,000: the value of the collateral including interest was $236,899,510)(g)	232,253,000

	Total Investments 99.9% (amortized cost $23,347,331,803)(f)	23,347,331,803
	Other assets in excess of liabilities 0.1%	28,132,469

	Net Assets 100.0%	$23,375,464,272

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at July 31, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $476,000,000. The aggregate value of $476,000,000 is 2.0% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2007 was as follows:

Commercial Paper	53.2%
Other Corporate Obligations	31.6
Certificates of Deposit	11.8
Time Deposits	1.5
Repurchase Agreement	1.0
Loan Participations	0.7
Municipal Bonds	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Assets and Liabilities

as of July 31, 2007 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$23,347,331,803
Cash	759
Interest receivable	56,232,427

Total assets	23,403,564,989

Liabilities
Dividends payable	27,763,163
Management fee payable	186,372
Accrued expenses	128,700
Transfer agent fee payable	16,690
Deferred directors’ fees	5,792

Total liabilities	28,100,717

Net Assets	$23,375,464,272

Net assets were comprised of:
Common stock, at par	$23,375,475
Paid-in capital in excess of par	23,352,078,763

23,375,454,238
Accumulated net investment income	117,431
Accumulated net realized loss on investments	(107,397)

Net assets July 31, 2007	$23,375,464,272

Net asset value, offering price and redemption price per share ($23,375,464,272 ÷ 23,375,475,333 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended July 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$528,983,710

Expenses
Management fee	1,088,172
Insurance expense	217,000
Interest Expense (Note 7)	54,410
Transfer agent’s fees and expenses (including affiliated expense of $50,100)	54,000
Custodian’s fees and expenses	50,000
Legal fees and expenses	14,000
Reports to shareholders	12,000
Audit fee	9,000
Directors’ fees	4,000
Miscellaneous	7,748

Total expenses	1,510,330

Net investment income	527,473,380

Net Realized Gain On Investments
Net realized gain on investment transactions	2,293

Net Increase In Net Assets Resulting From Operations	$527,475,673

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2007	Year Ended January 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$527,473,380	$790,998,018
Net realized gain (loss) on investment transactions	2,293	(7,641)

Net increase in net assets resulting from operations	527,475,673	790,990,377

Dividends and distributions from net investment income (Note 1)	(527,475,673)	(791,280,423)

Series share transactions (Note 6)
Net proceeds from shares subscribed	72,085,947,261	121,642,461,871
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	335,185,952	546,148,760
Cost of shares reacquired	(65,736,703,424)	(119,936,928,868)

Net increase in net assets from Series share transactions	6,684,429,789	2,251,681,763

Total increase	6,684,429,789	2,251,391,717

Net Assets
Beginning of period	16,691,034,483	14,439,642,766

End of period(a)	$23,375,464,272	$16,691,034,483

(a) Includes accumulated net investment income of:	$117,431	$119,724

See Notes to Financial Statements.

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Portfolio of Investments

as of July 31, 2007 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 94.3%
ASSET BACKED SECURITIES 50.6%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	6.295%	06/25/32	$823	$810,737
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	7.02	11/25/33	1,131	1,018,040
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	6.22	09/25/33	1,458	1,436,341
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	5.84	04/25/34	4,837	4,764,481
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.77	04/25/35	2,000	1,970,000
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C(a)	Aaa	5.49	01/25/37	10,000	9,850,000
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C(a)	Aaa	5.49	11/25/36	10,000	9,850,000
American Express Credit Account Master Trust, Ser. 2003-2, Class B(a)	Aa3	5.69	10/15/10	10,000	10,020,007
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	5.82	02/15/12	8,753	8,769,354
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	5.60	12/15/13	10,000	9,962,500
American Express Credit Account Master Trust, Ser, 2006-3, Class C, 144A(a)	Baa1	5.60	03/17/14	10,000	9,902,000
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	5.61	08/15/13	13,000	12,975,170
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	5.59	09/15/14	5,000	4,997,911

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	5.41%	10/15/12	$10,000	$9,999,924
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	5.57	10/15/12	2,000	1,995,060
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)	Aa2	6.67	02/25/33	7,333	7,222,871
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)	A2	8.095	02/25/33	1,854	1,668,542
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)	A2	8.095	03/25/33	803	573,035
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	6.02	10/25/33	7,300	7,190,500
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	6.01	01/25/34	1,600	1,576,000
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	6.07	01/25/34	3,200	3,152,000
Ameriquest Mortgage Securities, Inc. Ser. 2004-R6, Class A1(a)	Aaa	5.53	07/25/34	12,120	12,059,571
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	6.52	07/25/32	516	464,636
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	Aa2	6.07	08/25/32	3,286	3,236,516
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	6.97	12/25/32	2,997	2,952,223
Asset Backed Funding Certificates, Ser. 2006-HE1, Class A2C(a)	Aaa	5.48	01/25/37	4,400	4,334,000

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Asset Backed Funding Certificates., Ser. 2006-HE1, Class A2D(a)	Aaa	5.54%	01/25/37	$33,544	$32,369,960
Asset Backed Funding Certificates., Ser. 2006-OPT1, Class A3D(a)	Aaa	5.56	09/25/36	6,000	5,790,000
Asset Backed Securities Corp., Home Equity, Ser. 2003-HE5, Class M2(a)	A2	7.22	09/15/33	2,415	2,173,831
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	6.97	11/25/33	3,500	3,150,000
Asset Backed Securities Corp., Home Equity, Ser. 2004-HE1, Class M2(a)	A2	6.97	01/15/34	2,800	2,519,733
Asset Backed Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A4(a)	Aaa	5.46	12/25/36	11,000	10,835,000
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	5.55	11/15/11	26,300	26,304,560
Bank One Issuance Trust, Ser. 2003, Class C4(a)	Baa2	6.35	02/15/11	10,000	10,071,126
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	5.82	11/15/11	5,000	5,022,782
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	6.49	09/25/34	1,450	1,305,000
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	5.92	08/25/34	4,060	3,998,618
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	6.52	09/25/34	1,100	990,000
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Aaa	5.49	05/25/35	19,000	18,715,000
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aaa	5.59	09/25/35	4,500	4,477,500
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	7.57	01/25/33	520	364,132

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	6.39%	12/25/32	$2,140	$2,107,499
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.72	03/25/35	3,000	2,955,000
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	7.05	03/25/33	698	628,376
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	6.02	06/25/33	1,750	1,723,750
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	7.02	06/25/33	1,258	1,132,381
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	6.12	02/15/11	18,000	18,153,076
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(a)	Aaa	5.60	02/25/33	1,877	1,867,491
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	5.62	04/15/13	10,451	10,461,084
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.61	01/15/14	35,000	35,013,093
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.44	01/15/10	16,410	16,471,938
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.50	12/15/09	4,000	4,012,130
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	5.65	11/15/12	14,000	14,029,676
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	5.72	02/20/15	19,100	19,182,644
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.54	01/9/12	34,120	34,111,883
Citigroup Mortgage Loan Trust Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	5.42	08/25/36	4,000	3,980,000
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	5.50	08/18/21	18,167	18,166,667

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Conseco Finance, Ser. 2001-C, Class M1(a)	Aa3	6.02%	08/15/33	$991	$975,824
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	5.74	08/25/35	3,300	3,250,500
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	5.76	04/25/36	4,000	3,940,000
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Aaa	5.54	08/25/37	10,000	9,650,000
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser, 2002-3, Class M1(a)	Aa2	6.445	03/25/32	755	743,576
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	6.02	08/25/33	2,576	2,537,037
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.78	04/25/36	9,900	9,751,500
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Aaa	5.43	07/25/34	15,809	15,729,472
Countrywide Asset-Backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	5.92	01/25/34	511	503,371
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	5.82	05/25/34	3,500	3,447,500
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	5.44	01/25/37	6,689	6,688,402
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Aaa	5.41	11/25/35	35,520	35,342,777
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Aaa	5.41	04/25/36	28,499	28,356,073

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Ser. 2007-1, Class 2A4(a)	Aaa	5.55%	07/25/37	$12,400	$11,966,000
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Aaa	5.43	11/25/36	17,058	16,972,494
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	5.56	04/15/35	2,194	2,192,852
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	5.50	05/15/35	2,221	2,218,640
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.55	02/15/36	4,712	4,699,735
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	5.49	05/15/36	6,843	6,821,449
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A(a)	Aaa	5.47	10/15/36	11,443	11,410,942
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Aaa	5.47	11/15/36	27,003	26,904,670
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	5.46	01/15/37	42,329	42,205,897
Credit-Based Asset Servicing & Securitization LLC, Ser. 2006-CB9, Class A4(a)	Aaa	5.55	11/25/36	12,000	11,580,000
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	5.94	01/25/32	2,818	2,775,593
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	6.92	03/25/32	1,334	1,314,401
Discover Card Master Trust I, Ser. 2003-4, Class B1(a)	A2	5.65	05/15/11	2,515	2,524,444
Discover Card Master Trust I, Ser. 2004-1, Class B(a)	A2	5.50	04/16/10	6,000	6,001,215
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	5.46	03/15/14	9,816	9,830,843

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	5.45%	05/17/10	$15,000	$15,011,676
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	A2	7.22	12/25/32	533	443,684
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-1, Class M2(a)	Aa2	5.70	05/25/36	3,289	2,795,650
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	5.49	07/25/36	15,210	14,981,850
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.80	03/25/35	6,000	5,910,000
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.97	12/25/35	3,500	3,150,000
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	Aaa	5.56	10/25/36	15,000	14,475,000
First Franklin Mtg. Loan Asset Backed Certificates, Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	5.72	01/25/36	2,000	1,700,000
First USA Credit Card Master Trust, Ser. 1997-8, Class B(a)	Aa3	5.68	05/17/10	1,550	1,550,611
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A (cost $30,182,000; date purchased 12/14/06)(a)(d)	Aaa	5.48	06/25/19	30,182	29,729,270
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa2	6.02	12/25/33	1,500	1,477,500
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	6.62	02/25/34	484	435,802
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa2	5.94	07/25/34	2,400	2,364,000
Fremont Home Loan Trust, Ser. 2006-B, Class 2A3(a)	Aaa	5.48	08/25/36	34,600	34,081,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Fremont Home Loan Trust, Ser. 2006-C, Class 2A2(a)	Aaa	5.47%	10/25/36	$25,000	$24,625,000
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	5.69	11/15/31	14,757	14,789,374
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	5.54	12/15/32	11,660	11,666,211
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	5.50	11/15/34	14,658	14,602,660
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A1	5.58	09/15/10	7,800	7,799,289
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	5.62	06/15/13	4,000	4,024,110
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	5.43	09/15/12	9,000	9,007,255
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	5.56	09/15/12	11,500	11,506,917
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	5.59	03/15/13	21,000	21,005,011
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	5.50	03/15/15	25,000	25,010,030
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	5.68	03/15/15	13,680	13,685,456
GE Corporate Aircraft Financing, LLC, Ser. 2005-1, Class A3, 144A(a)	Aaa	5.58	08/26/19	12,500	12,499,875
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	5.49	04/20/11	24,500	24,533,124
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	5.56	04/20/13	5,000	5,007,366
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	5.49	07/20/11	19,000	19,027,233
GE Seaco Finance SRL, Ser. 2005-1A, Class A, 144A(a)	Aaa	5.57	11/17/20	11,667	11,608,333

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GE-WMC Mortgage Securities LLC, Ser. 2006-1, Class A2B(a)	Aaa	5.47%	08/25/36	$3,600	$3,546,000
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	5.51	03/25/35	10,000	9,950,000
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	5.47	02/25/36	7,775	7,736,125
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1(a)	Aaa	5.42	10/25/36	8,079	8,038,609
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2(a)	Aaa	5.46	12/25/36	15,000	14,925,000
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Aaa	5.54	12/25/26	6,482	6,483,307
GSAMP Trust, Ser. 2003-FM1, Class M2(a)	A2	8.10	03/20/33	322	289,542
GSAMP Trust, Ser. 2004-FM1, Class M2(a)	A2	6.72	11/25/33	1,239	1,115,505
GSAMP Trust, Ser. 2004-NC1, Class M1(a)	Aa2	5.87	03/25/34	1,777	1,750,500
GSAMP Trust, Ser. 2005-HE6, Class M2(a)	Aa2	5.77	11/25/35	4,500	4,432,500
GSAMP Trust, Ser. 2006-HE6, Class A3(a)	Aaa	5.47	08/25/36	20,148	19,845,780
GSAMP Trust, Ser. 2006-HE7, Class A2D(a)	Aaa	5.55	10/25/46	2,700	2,605,500
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	5.61	03/20/36	12,790	12,022,861
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	5.56	03/20/36	7,300	7,190,500
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	6.67	02/25/33	2,419	2,382,964
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	6.82	03/25/33	2,051	2,020,063

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	6.61%	08/25/33	$4,566	$4,497,185
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	6.04	04/25/34	1,257	1,237,909
Household Affinity Credit Card Master Note Trust I, Ser. 2003-1, Class B(a)	A1	5.87	02/15/10	11,250	11,276,846
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	5.46	06/15/12	18,000	18,014,504
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	5.47	03/20/36	15,000	14,925,000
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	5.43	12/16/13	25,000	24,999,788
HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A4(a)	Aaa	5.54	12/25/36	7,000	6,755,000
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	5.42	02/25/36	8,227	8,185,718
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.62	03/25/36	3,000	2,895,000
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE3, Class A4(a)	Aaa	5.55	01/25/37	9,900	9,553,500
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CH2, Class AV4(a)	Aaa	5.46	10/25/36	7,000	6,895,000
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	5.56	08/25/36	7,447	7,186,355
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC3, Class A5(a)	Aaa	5.56	08/25/36	2,900	2,798,500
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	6.07	07/25/33	2,283	2,248,332

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	6.00%	08/25/33	$4,700	$4,629,500
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	5.85	06/25/34	2,350	2,314,750
Long Beach Mortgage Loan Trust, Ser. 2005-2, Class M2(a)	Aa2	5.78	04/25/35	1,100	1,083,500
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4, 144A(a)	Aaa	5.62	05/15/11	2,894	2,893,767
Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3(a)	Aaa	5.47	08/25/36	14,375	14,159,375
Master Asset Backed Securities Trust, Ser. 2006-WMC3, Class A5(a)	Aaa	5.56	08/25/36	3,200	3,088,000
MBNA Credit Card Master Note Trust, Credit Card Loan, Ser. 2005-C3, Class C3(a)	Baa2	5.59	03/15/11	30,000	30,053,169
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	5.62	08/15/13	21,800	21,821,462
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	5.61	10/15/13	7,455	7,460,071
Merrill Lynch Mortgage Investors Inc., Ser. 2003-WMC2, Class M2(a)	A2	8.17	02/25/34	1,026	1,016,228
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	5.92	08/25/34	3,607	3,552,659
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2006-HE6, Class A2D(a)	Aaa	5.56	09/25/36	7,000	6,755,000
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	6.82	11/25/32	2,416	2,380,111
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	6.12	05/25/33	1,780	1,753,202
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	7.22	05/25/33	3,401	3,060,677

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	8.77%	04/25/33	$448	$403,254
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	8.245	06/25/33	5,135	4,621,116
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	6.02	09/25/33	4,600	4,530,703
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	7.07	09/25/33	1,201	1,081,300
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	6.00	10/25/33	1,051	1,034,819
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	5.79	01/25/35	3,843	3,785,092
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2C(a)	Aaa	5.45	01/25/37	15,060	14,834,100
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	Aaa	5.53	01/25/37	15,960	15,401,400
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	8.32	02/25/33	916	824,779
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	7.27	07/25/32	375	262,392
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	6.73	10/25/32	2,369	2,333,856
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	7.72	10/25/32	496	446,845
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	6.67	03/25/33	2,434	2,397,367
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	6.445	05/25/32	2,845	2,802,199
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	7.92	03/25/33	660	593,984
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.73	05/25/35	4,366	4,300,510

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Home Equity Loan, Ser. 2007-1, Class A4(a)	Aaa	5.54%	12/25/36	$18,770	$18,113,050
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	5.60	03/15/13	5,000	5,004,925
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	5.62	03/17/14	17,625	17,624,787
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	5.46	08/25/23	5,000	4,999,900
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	6.04	01/25/34	18,038	17,767,763
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	5.91	05/25/34	8,956	8,821,883
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	5.83	02/25/35	20,836	20,523,397
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aaa	5.51	01/25/37	19,000	18,715,000
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	6.445	11/25/32	589	579,869
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.74	12/25/35	8,000	7,880,000
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.76	12/25/35	2,000	1,800,000
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aaa	5.47	11/15/18	16,052	16,005,142
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aaa	5.51	04/15/37	14,431	14,382,407
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)	Aaa	5.56	10/25/37	15,800	15,563,000
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1(a)	Aaa	5.41	01/25/37	7,924	7,884,699

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.80%	08/25/35	$4,503	$4,435,259
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.60	05/25/36	3,000	2,895,000
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Aaa	5.51	03/25/36	10,000	9,850,000
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Aaa	5.61	08/25/36	6,000	5,910,000
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	6.57	05/25/34	1,117	1,005,349
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	6.12	08/25/32	1,100	1,083,500
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	5.75	06/25/33	963	963,032
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ3, Class M2(a)	Aa2	5.70	08/25/36	4,500	3,825,000
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3(a)	Aaa	5.59	10/25/36	5,500	5,307,500
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.65	12/25/35	4,200	4,137,000
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	5.42	09/25/36	5,000	4,975,000
Residential Asset Securities Corp., Ser. 2006-KS9, Class AI3(a)	Aaa	5.48	11/25/36	10,000	9,935,284
Residential Asset Securities Corp., Ser. 2007-KS1, Class A3(a)	Aaa	5.47	01/25/37	12,000	11,820,000

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Aaa	5.54%	01/25/37	$7,316	$7,059,940
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Aaa	5.54	02/25/37	7,500	7,237,500
Residential Asset Securities Corp., Ser. 2007-KS4, Class A3(a)	Aaa	5.59	05/25/37	12,000	11,820,000
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Aaa	5.50	12/25/35	4,053	3,992,461
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA, Class A(a)	Aaa	5.46	07/25/36	9,449	9,417,248
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	6.115	03/25/31	1,386	1,365,451
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	6.49	07/25/31	1,109	998,282
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	6.92	12/25/33	544	489,400
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	6.115	03/25/35	2,000	1,970,000
Saxon Asset Securities Trust, Ser. 2006-3, Class A4(a)	Aaa	5.56	11/25/36	12,000	11,820,000
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	6.42	02/25/34	1,785	1,606,696
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa	5.57	05/25/36	5,000	4,925,000
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(e)	5.72	04/25/34	3,782	3,762,807
Soundview Home Equity Loan Trust, Ser. 2006-NLC1, Class A4, 144A(a)	Aaa	5.56	11/25/36	4,000	3,860,000
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	5.97	08/25/34	700	698,981

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	5.75%	11/25/35	$3,500	$3,447,500
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3, 144A(a)	AAA(e)	5.48	12/25/35	4,000	3,980,000
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA(e)	5.52	12/25/35	1,600	1,576,000
Tal Advantage, LLC, Ser. 2006-1, Class A	Aaa	5.51	04/20/21	8,750	8,749,965
Terwin Mortgage Trust, Ser. 2006-12SL, Class A1(a)	Aaa	5.44	11/25/37	36,402	36,334,035
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)	Aaa	5.43	01/25/38	6,793	6,779,893
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)	Aaa	5.56	01/25/38	14,730	14,509,050
Wells Fargo Home Equity Trust, Ser. 2006-2, Class A2(a)	Aaa	5.42	07/25/36	12,000	11,940,000
Wells Fargo Home Equity Trust, Ser. 2006-3, Class A3(a)	Aaa	5.53	01/25/37	5,730	5,529,450

Total asset backed securities (cost $1,915,995,599)					1,890,829,828

COMMERCIAL MORTGAGE BACKED SECURITIES 15.4%
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(e)	5.634	04/10/49	50,000	49,602,535
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	5.49	06/10/49	30,000	29,971,875
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	5.47	03/15/22	1,455	1,455,011
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	5.39	10/15/19	15,362	15,358,561

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	5.43%	03/15/19	$6,490	$6,488,762
Commercial Mortgage Pass Through Certificates., Ser 2006-CNZA, Class A2FL, 144A(a)	AAA(e)	5.54	02/5/19	3,000	3,001,913
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	5.41	03/6/20	29,344	29,343,941
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	5.46	06/15/49	50,000	50,000,000
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-FL1A, Class A1A, 144A(a)	Aaa	5.41	02/15/20	663	663,054
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	5.44	05/15/47	50,000	49,843,185
JP Morgan Chase Commercial Mortgage Securities, Ser. 2007-LDPX, Class A2SF(a)	Aaa	5.45	01/15/49	75,000	74,908,575
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	5.39	06/15/22	21,194	21,186,327
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	5.44	12/12/49	25,000	24,971,065
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	5.42	08/12/48	35,000	34,431,250
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL(a)	Aaa	5.46	03/12/51	75,000	73,968,750
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	5.44	06/12/37	25,000	24,625,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Capital I, Ser. 2007-IQ14, Class. A2FL(a)	Aaa	5.48%	04/15/49	$60,000	$59,872,482
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WHL7, Class A1, 144A(a)	Aaa	5.41	09/15/21	25,967	25,946,194

Total commercial mortgage backed securities (cost $578,474,678)					575,638,480

CORPORATE BONDS 27.9%

Automobiles 0.8%
Daimlerchrysler NA Holding Corp.(a)	Baa1	5.71	03/13/09	30,000	29,999,880

Banking 3.5%
Anglo Irish Bank, 144A(a)	A1	5.35	08/5/08	20,000	20,005,640
BBVA US Senior SA Unipersonal, 144A(a)	Aa1	5.43	04/17/09	10,000	10,019,400
Citigroup, Inc., Notes(a)	Aa1	5.485	03/16/12	25,000	25,032,475
Citigroup, Inc., Notes(a)	Aa1	5.50	06/9/09	2,070	2,074,668
Credit Suisse USA, Inc.(a)	Aa1	5.44	11/20/09	25,000	24,930,450
HBOS Treasury Services PLC, M.T.N. 144A(a)	Aa1	5.40	07/17/09	15,000	15,012,225
J.P. Morgan Chase & Co., M.T.N.(a)	Aa2	5.485	12/21/11	30,000	29,898,840
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa2	5.46	12/2/08	4,000	4,001,208

					130,974,906

Brokerage 5.3%
Bear Stearns & Co., Inc.(a)	A1	5.585	01/31/11	20,000	19,709,100
Goldman Sachs Group, Inc.(a)	Aa3	5.536	02/6/12	10,000	9,759,190
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.76	03/28/08	5,000	5,010,120
Lehman Brothers Holdings, Inc., M.T.N.(a)	A1	5.50	05/25/10	50,000	49,811,500
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.59	06/5/12	75,000	73,471,500
Morgan Stanley(a)	Aa3	5.61	01/18/11	15,000	14,958,390
Morgan Stanley, M.T.N.(a)	Aa3	5.45	01/15/10	25,000	24,947,300

					197,667,100

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Building Materials & Construction 0.3%
Martin Marietta Materials, Sr. Unsub.(a)	Baa1	5.51%	04/30/10	$10,940	$10,936,576

Cable 0.4%
Comcast Corp.(a)	Baa2	5.66	07/14/09	15,000	14,971,665

Capital Goods 3.6%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	5.43	03/10/09	5,000	5,004,545
Eaton Corp.(a)	A2	5.437	08/10/09	35,000	34,977,915
ERAC USA Finance Co., Notes, 144A(a)	Baa1	5.61	04/30/09	21,490	21,550,344
Fedex Corp.(a)	Baa2	5.436	08/8/07	5,000	5,000,201
John Deere Capital Corp. M.T.N.(a)	A2	5.40	09/1/09	35,000	35,020,685
John Deere Capital Corp., MTN(a)	A2	5.485	06/10/08	4,350	4,355,903
Snap-On, Inc.(a)	A3	5.49	01/12/10	25,000	24,994,175
United Technologies Corp.(a)	A2	5.43	06/1/09	5,000	5,003,480

					135,907,248

Electric 1.2%
Dominion Resources, Inc.(a)	Baa2	5.54	11/14/08	20,000	20,023,460
Ohio Power Co.(a)	A3	5.54	04/5/10	22,950	22,971,435

					42,994,895

Energy—Integrated 0.3%
ConocoPhillips Australia Funding Co., Gtd. Notes(a)	A1	5.46	04/9/09	10,000	10,004,200

Energy—Other 1.2%
BJ Services Co.(a)	Baa1	5.53	06/1/08	46,078	46,120,207

Foods 1.1%
General Mills, Inc.(a)	Baa1	5.49	01/22/10	30,000	29,987,790
SABMiller PLC, 144A(a)	Baa1	5.66	07/1/09	10,000	10,020,180

					40,007,970

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Health Care & Pharmaceutical 0.5%
Cardinal Health, Inc., 144A(a)	Baa2	5.63%	10/2/09	$20,000	$20,015,540

Insurance 2.0%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	5.44	03/12/10	35,000	35,035,245
UnitedHealth Group, Inc., 144A(a)	A3	5.54	06/21/10	40,000	40,001,360

					75,036,605

Media & Entertainment 1.4%
Time Warner, Inc.(a)	Baa2	5.59	11/13/09	30,000	30,015,900
Walt Disney Co., M.T.N.(a)	A2	5.46	09/10/09	20,000	20,030,720

					50,046,620

Non-Captive Finance 3.8%
American Express Credit Corp., M.T.N.(a)	Aa3	5.38	05/19/09	8,000	7,998,056
Capital One Financial Corp., M.T.N.(a)	A3	5.64	09/10/09	25,000	25,013,050
CIT Group, Inc., M.T.N.(a)	A2	5.48	08/17/09	29,600	29,500,692
CIT Group, Inc., Notes(a)	A2	5.51	12/19/08	5,000	4,990,660
Countrywide Financial, Corp., M.T.N.(a)	A3	5.78	05/7/12	35,000	34,418,895
General Electric Capital Corp., M.T.N.(a)	Aaa	5.505	02/2/09	8,300	8,315,944
HSBC Finance Corp., Notes(a)	Aa3	5.64	11/16/09	10,370	10,422,244
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.50	12/5/08	3,000	3,006,807
International Lease Finance Corp., M.T.N.(a)	A1	5.76	01/15/10	17,000	17,128,962

					140,795,310

Retailers 1.3%
CVS Caremark Corp.(a)	Baa2	5.66	06/1/10	50,000	50,022,450

Technology 0.3%
Cisco Systems Inc., Notes(a)	A1	5.44	02/20/09	6,000	6,010,800
Hewlett-Packard Co.(a)	A2	5.47	03/1/12	5,000	4,998,390

					11,009,190

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Telecommunications 0.9%
AT&T, Inc.(a)	A2	5.456%	02/5/10	$35,000	$35,047,285

Total corporate bonds (cost $1,044,242,484)					1,041,557,647

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4%
Federal National Mortgage Association, Ser. 2006-5, Class 2A1(a)	AAA(e)	5.14	11/25/28	13,166	13,224,218
Federal National Mortgage Association, Ser. 2006-5, Class 3A1(a)	AAA(e)	5.38	11/25/24	2,613	2,608,165

Total U.S. government agency obligations (cost $15,778,193)					15,832,383

Total long-term investments (cost $3,554,490,954)					3,523,858,338

SHORT-TERM INVESTMENTS 5.4%

CERTIFICATES OF DEPOSIT 0.4%

Bank 0.4%
National Bank Canada NY(a) (cost $15,999,052)	P-1	5.28	11/19/07	16,000	16,000,800

COMMERCIAL PAPER 3.0%(b)
Avery Dennison Corp, 144A	P-2	5.36	09/6/07	20,000	19,889,822
Cargill, Inc., 144A	P-1	5.35	08/1/07	2,998	2,997,554
Devon Energy Corp., 144A	P-2	5.32	10/30/07	10,000	9,863,300
Kellogg Co., 144A	P-2	5.36	08/6/07	40,000	39,964,268
Kellogg Co., 144A	P-2	5.38	08/22/07	12,000	11,960,547
Rockies Express Pipeline, 144A	P-2	5.36	08/2/07	8,065	8,062,678
Rockies Express Pipeline, 144A	P-2	5.40	08/14/07	18,711	18,671,707

Total commercial paper (cost $111,428,675)					111,409,876

CORPORATE BONDS 0.4%

Building Materials & Construction 0.4%
Centex Corp., M.T.N.(a) (cost $15,000,000)	Baa2	5.6063	08/1/07	15,000	15,000,067

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Portfolio of Investments

as of July 31, 2007 (Unaudited) Cont’d.

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LOAN PARTICIPATIONS(c) 1.6%
Duke Realty Corp.	Baa1	5.40%	08/22/07	$10,000	$10,000,000
Federal Realty Investment Trust	Baa2	5.48	09/11/07	13,000	13,000,000
Kimco Realty Corp.	Baa1	5.40	08/15/07	29,500	29,500,000
Mack Cali Realty Corp.	Baa2	5.40	08/17/07	7,750	7,750,000

Total loan participations (cost $60,250,000)					60,250,000

Total short-term investments (cost $202,677,727)					202,660,743

Total Investments 99.7% (cost $3,757,168,681)(g)(f)					3,726,519,081
Other assets in excess of liabilities 0.3%					9,133,370

Net Assets 100.0%					$3,735,652,451

The following abbreviations are used in the portfolio descriptions:

LLC— Limited Liability Company.

M.T.N.—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate security. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost is $30,182,000. The aggregate value of $29,729,270 is 0.8% of net assets.
(e)	Standard & Poor’s rating.
(f)	As of July 31, 2007, 160 securities representing $1,013,475,110 and 27.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2007 was as follow:

Asset Backed Securities	50.6%
Commercial Mortgage Backed Securities	15.4
Brokerage	5.3
Non-Captive Finance	3.8
Capital Goods	3.6
Banking	3.5
Commercial Paper	3.0
Insurance	2.0
Loan Participations	1.6
Media & Entertainment	1.4
Retailers	1.3
Electric	1.2
Energy—Other	1.2
Foods	1.1
Telecommunications	0.9
Automobiles	0.8
Building Materials & Construction	0.7
Health Care & Pharmaceutical	0.5
Cable	0.4
Certificates of Deposit	0.4
U.S. Government Agency Obligations	0.4
Energy—Integrated	0.3
Technology	0.3

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	37

Statement of Assets and Liabilities

as of July 31, 2007 (Unaudited)

Assets
Unaffiliated investments, at value (cost $3,757,168,681)	$3,726,519,081
Cash	298,771
Interest receivable	13,271,897

Total assets	3,740,089,749

Liabilities
Dividend payable	4,272,560
Accrued expenses	107,539
Management fee payable	48,858
Transfer agent fee payable	8,341

Total liabilities	4,437,298

Net Assets	$3,735,652,451

Net assets were comprised of:
Common stock, at par	$376,410
Paid-in capital in excess of par	3,767,194,058

3,767,570,468
Distribution in excess of net investment income	(211,037)
Accumulated net realized loss on investments	(1,057,380)
Net unrealized depreciation on investments	(30,649,600)

Net assets, July 31, 2007	$3,735,652,451

Net asset value, offering price and redemption price per share ($3,735,652,451 ÷ 376,409,865 shares of $.001 par value common stock issued and outstanding)	$9.92

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended July 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated Interest	$102,689,932

Expenses
Management fee	912,818
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Custodian’s fees and expenses	49,000
Audit fee	11,000
Legal fees and expenses	10,000
Insurance	9,000
Directors’ fees	5,000
Miscellaneous	6,984

Total expenses	1,053,802
Less: expense waiver (Note 2)	(638,973)

Net expenses	414,829

Net investment income	102,275,103

Net Realized And Unrealized Loss On Investments
Net realized loss on investment transactions	(950,537)
Net change in unrealized depreciation on investments	(31,372,011)

Net loss on investments	(32,322,548)

Net Increase In Net Assets Resulting From Operations	$69,952,555

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	39

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2007	Year Ended January 31, 2007
Increase In Net Assets
Operations
Net investment income	$102,275,103	$72,618,539
Net realized gain (loss) on investment transactions	(950,537)	38,931
Net change in unrealized appreciation (depreciation) on investments	(31,372,011)	688,650

Net increase in net assets resulting from operations	69,952,555	73,346,120

Dividends from net investment income (Note 1)	(102,500,453)	(72,764,313)

Series share transactions (Note 6)
Net proceeds from shares subscribed	2,831,147,451	3,647,000,000
Net asset value of shares issued to shareholders in reinvestment of dividends	101,513,548	69,548,890
Cost of shares reacquired	(2,225,151,691)	(1,100,400,394)

Net increase in net assets from Series share transactions	707,509,308	2,616,148,496

Total increase	674,961,410	2,616,730,303

Net Assets
Beginning of period	3,060,691,041	443,960,738

End of period(a)	$3,735,652,451	$3,060,691,041

(a) Includes undistributed net investment income of:	$—	$14,313

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series (the Money Market Series) and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2007, 100% of the shares outstanding were owned by such entities of which 4 shareholders held 61.7% of outstanding shares of the Short-Term Core Bond Series.

Dryden Core Investment Fund	41

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value.

The Money Market Series may hold up to 10% and the Short Term Bond Series may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the

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collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are declared annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Dryden Core Investment Fund	43

Notes to Financial Statements

(Unaudited) Cont’d

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the six months ended July 31, 2007, the costs (net of waiver, where applicable) were at an effective annual rate of .014% for the Money Market Series’ and .015% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Series. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2007, aggregated $2,263,938,865 and $1,423,727,930, respectively.

Note 5. Distributions and Tax Information

As of January 31, 2007, for federal income tax purposes, Taxable Money Market Series had a capital loss carryforward of approximately $105,900 of which $100,200 expires in 2014 and $5,700 expires in 2015. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts. In addition, the Fund elected to treat post-October capital losses incurred in the three month period ended January 31, 2007 as having been incurred in the following fiscal year as follows:

Series	Post-October Capital Losses
Taxable Money Market Series	$ 3,800
Short-Term Bond Series	129,800

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Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series
	Shares	Amount	Shares	Amount
Six-Months ended July 31, 2007:
Shares sold	72,085,947,253	$72,085,947,261	283,565,289	$2,831,147,451
Shares issued in reinvestment of distributions	335,185,952	335,185,952	10,153,011	101,513,548
Shares reacquired	(65,736,703,424)	(65,736,703,424)	(223,064,399)	(2,225,151,691)

Net increase in shares outstanding	6,684,429,781	$6,684,429,789	70,653,901	$707,509,308

Period or fiscal year ended January 31, 2007:
Shares sold	121,642,461,871	$121,642,461,871	364,367,632	$3,647,000,000
Shares issued in reinvestment of distributions	546,148,760	546,148,760	6,948,554	69,548,890
Shares reacquired	(119,936,928,868)	(119,936,928,868)	(109,951,488)	(1,100,400,394)

Net increase in shares outstanding	2,251,681,763	$2,251,681,763	261,364,698	$2,616,148,496

Note 7. Overdrafts

The Fund utilized the temporary overdraft facility. The average daily balance outstanding during the six months ended July 31, 2007, was $4,161,518 at a weighted interest rate of 7.25%.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

Dryden Core Investment Fund	45

Notes to Financial Statements

(Unaudited) Cont’d

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JULY 31, 2007	SEMIANNUAL REPORT

Dryden Core Investment Fund

Financial Highlights

(Unaudited)

	Dryden Core Investment Fund- Taxable Money Market Series
	Six Months Ended July 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.03
Dividends and distributions to shareholders	(.03)

Net asset value, end of period	$1.00

Total Return(a):	2.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,375,464
Average net assets (000)	$19,788,325
Ratios to average net assets:
Expenses	.02	%(b)(c)
Net investment income	5.38	%(b)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Annualized
(c)	The annualized expense ratio without interest expense would have been .01% for the six months ended July 31, 2007.

See Notes to Financial Statements.

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Dryden Core Investment Fund-Taxable Money Market Series
Year Ended January 31,
2007	2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00	$1.00

.05	.03	.02	.01	.02
(.05)	(.03)	(.02)	(.01)	(.02)

$1.00	$1.00	$1.00	$1.00	$1.00

5.23%	3.46%	1.50%	1.20%	1.85%

$16,691,034	$14,439,643	$11,924,742	$12,769,580	$7,053,923
$15,454,186	$11,936,264	$13,091,919	$8,669,076	$7,105,089

.02%	.02%	.02%	.03%	.03%
5.12%	3.50%	1.50%	1.20%	1.84%

See Notes to Financial Statements.

Dryden Core Investment Fund	49

Financial Highlights

(Unaudited) Cont’d

	Dryden Core Investment Fund Short-Term Bond Series
	Six Months Ended July 31, 2007		Year Ended January 31, 2007		November 7, 2005 (a) through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.01		$10.00		$10.00

Income from investment operations:
Net investment income	.28		.54		.10
Net realized and unrealized gain on investment transactions	(.09)		.01		—	(b)

Total from investment operations	.19		.55		.10

Less Dividends
Dividends from net investment income	(.28)		(.54)		(.10)

Net asset value, end of period	$9.92		$10.01		$10.00

Total Return(c):	1.89%		5.61%		.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,735,652		$3,060,691		$443,961
Average net assets (000)	$3,681,531		$1,314,770		$415,749
Ratios to average net assets:
Expenses	.02	%(d)(e)	.03	%(d)	.08	%(d)(e)
Net investment income	5.60	%(d)(e)	5.52	%(d)	4.47	%(d)(e)
Portfolio turnover rate	41	%(f)	31%		7	%(f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed such expenses, the expense and the net investment income ratios would have been .06% and 5.57%, respectively, for the six months ended July 31, 2007, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Core Investment Fund (the “Trust”) oversees the management of the Taxable Money Market Series and the Short-Term Bond Series (each a “Fund,” and collectively, the “Funds”), each of which are series of the Trust, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Funds’ subadvisory agreements with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three- and five-year time periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Core Investment Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Funds by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Funds

The Board noted that because the Funds are not registered under the Securities Act of 1933, and are not available for investment by individual investors, the performance of the Funds was not a significant factor. However, the Board reviewed the performance of the Funds over one-year, three-year and five-year periods, as applicable, and concluded that each Fund’s performance was satisfactory.

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Fees and Expenses

PI does not receive a fee for providing management services to the Funds, therefore this factor was not considered by the Board. The Funds operate at cost.

Costs of Services and Profits Realized by PI

The Funds are operated at cost by PI; therefore this factor was not considered.

Economies of Scale

The Board did not consider economies of scale, because the Funds do not incur management fees.

Other Benefits to PI and PIM

The Board did not consider this factor, because the Funds are operated at cost.

Dryden Core Investment Fund

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2007

*	Print the name and title of each signing officer under his or her signature.